Consolidated Quarterly Holdings Report
for
Fidelity® Select Portfolios®
Gold Portfolio
May 31, 2026
GOL-NPRT1-0726
1.802173.122
Commodities - 0.1%
	Troy Ounces	Value ($)
UNITED STATES - 0.1%
Materials - 0.1%
Metals & Mining - 0.1%
Gold Bullion (Cost $433,532)	582	2,646,179

Common Stocks - 99.6%
	Shares	Value ($)
AUSTRALIA - 8.1%
Materials - 8.1%
Metals & Mining - 8.1%
Anglogold Ashanti Plc	2,083,682	201,783,765
OceanaGold Corp	3,403,367	102,793,459
Westgold Resources Ltd	9,975,713	36,782,324

TOTAL AUSTRALIA		341,359,548
BRAZIL - 9.2%
Materials - 9.2%
Metals & Mining - 9.2%
Wheaton Precious Metals Corp (a)	2,903,782	390,414,559
BURKINA FASO - 3.8%
Materials - 3.8%
Metals & Mining - 3.8%
IAMGOLD Corp (b)	8,816,300	159,488,283
CANADA - 53.6%
Materials - 53.6%
Metals & Mining - 53.6%
Agnico Eagle Mines Ltd/CA (a)	2,593,302	476,807,161
Alamos Gold Inc Class A	2,341,500	96,061,538
Barrick Mining Corp	7,496,300	320,264,077
Cambria Gold Mines Inc warrants (b)	800,000	6
Centerra Gold Inc (a)	3,833,100	67,673,198
DPM Metals Inc	3,830,600	128,645,254
Equinox Gold Corp	5,428,800	74,029,986
Faraday Copper Corp (b)	2,899,180	12,911,881
Franco-Nevada Corp	1,190,278	275,724,210
Fuerte Metals Corp (b)	1,363,500	8,901,099
G Mining Ventures Corp (b)	3,041,600	95,220,292
Hemlo Mining Corp (b)	2,566,447	11,914,018
Hudbay Minerals Inc	776,900	22,715,583
International Tower Hill Mines Ltd (United States) (a)(b)	4,750,000	12,872,500
K92 Mining Inc (b)	4,181,100	78,184,280
Kinross Gold Corp	6,635,600	201,573,226
Lumina Metals Corp	291,600	2,527,560
Minera Alamos Inc (b)	4,877,600	25,154,851
Montage Gold Corp (b)	5,600,800	68,047,293
Novagold Resources Inc (b)	1,371,100	11,785,105
Novagold Resources Inc (c)(d)	486,300	4,179,926
Orla Mining Ltd	5,457,252	73,230,452
Osisko Development Corp warrants 5/27/2027 (b)	666,666	121
Rio2 Ltd (b)	3,317,600	7,676,455
Skeena Resources Ltd (b)	3,117,200	94,625,046
Ssr Mining Inc (b)	2,448,400	76,439,043
Wesdome Gold Mines Ltd (b)	493,000	10,001,966
Western Copper & Gold Corp (b)	2,819,233	8,425,082

TOTAL CANADA		2,265,591,209
CHILE - 0.8%
Materials - 0.8%
Metals & Mining - 0.8%
Lundin Mining Corp	1,094,300	32,686,522
CHINA - 0.7%
Materials - 0.7%
Metals & Mining - 0.7%
Zijin Mining Group Co Ltd H Shares	7,304,000	30,550,998
COLOMBIA - 1.4%
Materials - 1.4%
Metals & Mining - 1.4%
Aris Mining Corp (b)	3,297,300	59,744,354
MOROCCO - 1.8%
Materials - 1.8%
Metals & Mining - 1.8%
Aya Gold & Silver Inc (a)(b)	3,711,934	78,134,642
TURKEY - 2.0%
Materials - 2.0%
Metals & Mining - 2.0%
Eldorado Gold Corp	2,454,500	82,929,395
UNITED STATES - 16.3%
Materials - 16.3%
Metals & Mining - 16.3%
Coeur Mining Inc (a)	7,577,800	146,403,096
Coeur Mining Inc (Canada) (a)	3,024,699	58,359,260
Newmont Corp	4,390,748	482,148,039

TOTAL UNITED STATES		686,910,395
ZAMBIA - 1.9%
Materials - 1.9%
Metals & Mining - 1.9%
First Quantum Minerals Ltd (b)	2,569,800	79,108,049
TOTAL COMMON STOCKS (Cost $2,190,342,974)		4,206,917,954

Money Market Funds - 7.2%
	Yield (%)	Shares	Value ($)
Fidelity Cash Central Fund (e)	3.67	3,325,087	3,325,752
Fidelity Securities Lending Cash Central Fund (e)(f)	3.67	302,407,589	302,437,829
TOTAL MONEY MARKET FUNDS (Cost $305,763,581)			305,763,581

TOTAL INVESTMENT IN SECURITIES - 106.9% (Cost $2,496,540,087)	4,515,327,714
NET OTHER ASSETS (LIABILITIES) - (6.9)%	(290,655,437)
NET ASSETS - 100.0%	4,224,672,277

Legend

(a)	Security or a portion of the security is on loan at period end.
(b)	Non-income producing.
(c)
Restricted securities (including private placements) - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues).  At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $4,179,926 or 0.1% of net assets.

(d)
Security is subject to lock-up or market standoff agreement. Fair value is based on the unadjusted market price of the equivalent equity security. At the end of the period, the total value of unadjusted equity securities subject to contractual sale restrictions is $4,179,926 with varying restriction expiration dates. Under normal market conditions, there are no circumstances that could cause the restrictions to lapse.

(e)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(f)	Investment made with cash collateral received from securities on loan.
At period end, the value of non-cash collateral for securities on loan amounted to $60,195,821.
Additional information on each restricted holding is as follows:
Security	Acquisition Date	Acquisition Cost ($)
Novagold Resources Inc	1/23/2026	4,876,102

Additional information on each lock-up restriction is as follows:
Security	Restriction Expiration Date
Novagold Resources Inc	7/22/2026

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.
Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	Shares, end of period	% ownership, end of period
Fidelity Cash Central Fund	12,551,215	102,739,288	111,964,751	41,457	-	-	3,325,752	3,325,087	0.0%
Fidelity Securities Lending Cash Central Fund	435,886,733	591,286,722	724,735,626	78,321	-	-	302,437,829	302,407,589	0.9%
Total	448,437,948	694,026,010	836,700,377	119,778	-	-	305,763,581

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds.

Amounts in the dividend income column for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium income received for lending certain types of securities.
Investment Valuation
Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Securities transactions are accounted for as of trade date. The Board of Trustees (the Board) has designated the Fund's investment adviser as the valuation designee responsible for the fair valuation function and performing fair value determinations as needed. The investment adviser has established a Fair Value Committee (the Committee) to carry out the day-to-day fair valuation responsibilities and has adopted policies and procedures to govern the fair valuation process and the activities of the Committee. In accordance with these fair valuation policies and procedures, which have been approved by the Board, the Fund attempts to obtain prices from one or more third party pricing services or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with the policies and procedures. Factors used in determining fair value vary by investment type and may include market or investment specific events, transaction data, estimated cash flows, and market observations of comparable investments. The frequency that the fair valuation procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee manages the Fund's fair valuation practices and maintains the fair valuation policies and procedures. The Fund's investment adviser reports to the Board information regarding the fair valuation process and related material matters.

The inputs to valuation techniques used to value investments are categorized into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - Unadjusted quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value investments by major category are as follows:
Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For any foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Investments in commodities are valued at their last traded price prior to 4:00 p.m. Eastern time each business day and are categorized as Level 1 in the hierarchy.

Investments in any open-end mutual funds are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's consolidated schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

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